Related-Party Transactions and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 012
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions and Party-In-Interest Transactions	Related-Party Transactions and Party-In-Interest Transactions
All trustee and recordkeeping fees are paid by the Plan and included in the Statement of Changes in Net Assets Available for Benefits. All other costs are paid out of the Plan’s assets, except to the extent the Company elects to pay such expenses directly.
Certain Plan investments are shares of common stock of Newell Brands Inc. (“Newell Brands”), the ultimate parent of the Company. These investments had values of $4,707,943 and $10,789,426, respectively, as of December 31, 2025 and 2024. For the year ended December 31, 2025, the Plan recorded dividend income of $333,471 on its holdings of Newell Brands common stock.

Certain Plan investments are managed by the Fidelity Management Trust Company (“Fidelity”), the Plan’s trustee. Fidelity is a “party in interest” to the Plan as defined by ERISA. Parties in interest to the Plan are identified in the Schedule H, Line 4i - Schedule of Assets (Held at End of Year).

The Plan issues notes to participants, which are secured by the balances in the participants’ accounts. These transactions qualify as party-in-interest transactions.